Note 14 - Operating Expenses (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Statement Line Items [Line Items]
Total short-term employee benefits expense	€ 22,638	€ 19,121	€ 15,163
Number of employees	235	195
Raw materials and consumables used	€ 3,208	€ 3,819	4,287
Intellectual property expenses	€ 1,585	€ 1,381	€ 1,499